Summary of Significant Accounting Policies - Schedule of Quality Assurance Fund Receivable Movement Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Accounting Policies [Abstract]
Opening balance	¥ 286,812		¥ 115,484	¥ 543
Fair value of newly written quality assurance obligation	3,318,432		634,899	266,850
QAF contribution received from borrowers	(2,479,428)		(470,497)	(155,744)
Gain from quality assurance fund	26,953		6,926	3,835
Ending balance	¥ 1,152,769	$ 177,177	¥ 286,812	¥ 115,484